Note 7 - Operating Activities	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of expenses by nature [text block]

Note 7. Operating Activities

Research and development expenses

	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$4,832	$6,033	$7,396
Share-based compensation expenses	101	377	760
Depreciation	305	340	512
External expenses	5,219	5,166	8,388
Total research and development expenses	$10,457	$11,916	$17,056

During the years ended December 31, 2024, 2023 and 2022, the Company recognized $0.3 million, $0.4 million and $0.5 million a, respectively, related to government grants as a reduction of research and development expenses.

General and administrative expenses

	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$2,332	$3,030	$1,983
Share-based compensation expenses	256	102	182
Professional and other fees	4,729	6,947	5,899
Depreciation	302	275	144
Total general and administrative expenses	$7,619	$10,354	$8,208

During the year ended December 31, 2024, general and administrative share-based compensation expenses included $0.2 million of share-based compensation expenses related to noncash payments of warrants to consultants for services rendered. There were no share-based compensation expenses to consultants recognized prior to 2024.